Segment And Geographic Data (Narrative) (Details)	12 Months Ended
Sep. 26, 2015 Segment
Segment Reporting Information [Line Items]
Number of reporting segments	3
Assets, Total | North America
Segment Reporting Information [Line Items]
Concentration risk, percentage	95.00%
Net Sales, Geographic Area | North America
Segment Reporting Information [Line Items]
Concentration risk, percentage	95.00%
Long-Lived Assets, Geographic Area | North America
Segment Reporting Information [Line Items]
Concentration risk, percentage	96.00%